Combined Prospectus	Feb. 05, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon conversion of the L1 Second Tranche Note
Amount of Securities Previously Registered | shares	8,865,249
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 10,062,057.62
Form Type	F-1
File Number	333-286140
Initial Effective Date	Jul. 21, 2025
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 8,865,249 Class A ordinary shares that are issuable upon conversion of the L1 Second Tranche Note originally registered for resale on the Registration Statement on Form F-1 (File No. 333-286140).
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the First Closing of First Tranche Warrant
Amount of Securities Previously Registered | shares	74,451
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 270,257.13
Form Type	F-1
File Number	333-282423
Initial Effective Date	Nov. 22, 2024
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 74,451 Class A ordinary shares that are issuable upon exercise of the First Closing of First Tranche Warrants originally registered for resale on the Registration Statement on Form F-1 (File No. 333-282423).
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Additional Class A ordinary shares issuable upon exercise of the First Closing of First Tranche Warrant
Amount of Securities Previously Registered | shares	50,146
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 56,915.71
Form Type	F-1
File Number	333-286140
Initial Effective Date	Jul. 21, 2025
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of additional 50,146 Class A ordinary shares that are issuable upon exercise of the First Closing of First Tranche Warrants originally registered for resale on the Registration Statement on Form F-1 (File No. 333-286140).
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the Second Closing of First Tranche Warrant
Amount of Securities Previously Registered | shares	79,599
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 288,944.37
Form Type	F-1
File Number	333-282423
Initial Effective Date	Nov. 22, 2024
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 79,599 Class A ordinary shares that are issuable upon exercise of the Second Closing of First Tranche Warrants originally registered for resale on the Registration Statement on Form F-1 (File No. 333-282423).
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Additional Class A ordinary shares issuable upon exercise of the Second Closing of First Tranche Warrant
Amount of Securities Previously Registered | shares	46,825
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 53,146.38
Form Type	F-1
File Number	333-286140
Initial Effective Date	Jul. 21, 2025
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of additional 46,825 Class A ordinary shares that are issuable upon exercise of the Second Closing of First Tranche Warrants originally registered for resale on the Registration Statement on Form F-1 (File No. 333-286140).
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the Third Closing of First Tranche Warrant
Amount of Securities Previously Registered | shares	184,788
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 209,734.38
Form Type	F-1
File Number	333-286140
Initial Effective Date	Jul. 21, 2025
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 184,788 Class A ordinary shares that are issuable upon exercise of the Third Closing of First Tranche Warrants originally registered for resale on the Registration Statement on Form F-1 (File No. 333-282423).
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the First Closing of Second Tranche Warrant
Amount of Securities Previously Registered | shares	202,459
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 229,790.97
Form Type	F-1
File Number	333-286140
Initial Effective Date	Jul. 21, 2025
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 202,459 Class A ordinary shares that are issuable upon exercise of the First Closing of Second Tranche Warrants originally registered for resale on the Registration Statement on Form F-1 (File No. 333-286140).
Combined Prospectus: 8
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the Second Closing of Second Tranche Warrant
Amount of Securities Previously Registered | shares	202,459
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 229,790.97
Form Type	F-1
File Number	333-286140
Initial Effective Date	Jul. 21, 2025
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 202,459 Class A ordinary shares that are issuable upon exercise of the Second Closing of Second Tranche Warrants originally registered for resale on the Registration Statement on Form F-1 (File No. 333-286140).
Combined Prospectus: 9
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the Pre-Funded Warrant
Amount of Securities Previously Registered | shares	984,769
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 3,574,693.32
Form Type	F-1
File Number	333-282423
Initial Effective Date	Nov. 22, 2024
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 984,764 Class A ordinary shares that are issuable upon exercise of the Pre-Funded Warrants originally registered for resale on the Registration Statement on Form F-1 (File No. 333-282423).